New Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements
3.	NEW ACCOUNTING PRONOUNCEMENTS

Recent Accounting Guidance Not Yet Adopted

In January 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. This ASU eliminates the requirements for reporting entities to consider whether an underlying event or transaction is extraordinary and to show the item separately in the income statement. This ASU is effective for fiscal years, and interim periods within these years, beginning after December 15, 2015. The adoption of this ASU is not anticipated to have an impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This ASU provides guidance about the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. The adoption of this ASU is not anticipated to have an impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The recognition and measurement guidance for debt issuance costs are not affected. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Upon adoption of this ASU in the first quarter of 2016, the Company’s deferred debt issuance costs that are currently presented under other long-term assets will be reclassified as a deduction from the carrying amount of long-term debt.

In April 2015, the FASB issued ASU 2015-04, Compensation – Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets. This ASU permits an entity with a fiscal year-end that does not coincide with a month-end and an entity that has a significant event in an interim period that calls for a remeasurement of defined benefit plan assets and obligations to measure the defined benefit plan assets and obligations using the month-end that is closest to the entity’s fiscal year-end. This ASU is effective for fiscal years, and interim periods within these years, beginning after December 15, 2015. The adoption of this ASU is not anticipated to have an impact on the Company’s consolidated financial statements.

In April 2015, the FASB issued ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement. This ASU provides guidance to customers about whether a cloud computing arrangement includes a software license, as well as the related accounting for the arrangement. This ASU is effective for fiscal years, and interim periods within these years, beginning after December 15, 2015. The Company is currently assessing the impact of adoption of this ASU on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. This ASU defers by one year the effective date of ASU 2014-09, Revenue from Contracts with Customers (Topic 606) issued by the FASB in May 2014. ASU 2014-09 provides guidance on revenue recognition that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance in ASU 2014-09 is now effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company is currently assessing the impact of adoption of ASU 2014-09 on its consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this ASU require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period of a business combination in the reporting period in which the adjustment amounts are determined. The amendments in this update require that the acquirer to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015. Upon adoption of this ASU in the first quarter of 2016, the Company will apply the guidance in this ASU to future measurement adjustments related to business combinations, as applicable.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. The amendments in this ASU require that all deferred tax assets and liabilities be classified as noncurrent on the balance sheet. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. Upon adoption of this ASU in the first quarter of 2017, the current portions of the Company’s deferred income tax assets and liabilities will be reclassified as noncurrent assets and liabilities on the consolidated Balance Sheets.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. This ASU requires equity investments to be measured at fair value with changes in fair value recognized in net income, and requires enhanced disclosures and presentation of financial assets and liabilities in the financial statements. This ASU also simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company is currently assessing the impact of adoption of this ASU on its consolidated financial statements.